Consolidated Statement of Cash Flows - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Capital contribution received from OPG	$ 12	$ 14